Employment costs (Tables)	12 Months Ended
Dec. 31, 2025
Classes of employee benefits expense [abstract]
Schedule of Employment Costs

	2025	2024	2023
	US$'000	US$'000	US$'000	1.
		(Recast)	(Recast)
Salaries and wages	174,066	87,116	56,168
Short term incentives	13,269	5,801	4,750
Sales commissions	8,753	5,604	4,746
Share-based payment charge	19,146	12,928	5,848
Superannuation	3,542	1,711	1,236
Non-Executive Directors’ fees	752	563	383
	219,528	113,723	73,131